Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. On an on-going basis, the Company evaluates all of these estimates and assumptions. The most important of these estimates and assumptions relate to revenue recognition, valuation allowance for deferred tax assets, estimates associated with accounting for business combinations, and fair value measurements, including stock-based compensation and investments in private entities. Although these and other estimates and assumptions are based on the best available information, actual results could be different from these estimates.

The historical results of our Durable Medical Equipment (DME) business and related activity have been presented in the accompanying consolidated statements of operations and cash flows for the year ended June 30, 2024 as discontinued operations. See Note 18 - Discontinued Operations. Unless otherwise specified, disclosures in these consolidated financial statements reflect continuing operations only.

Certain prior period amounts have been reclassified to conform to current period presentation.

Principles of Consolidation

Principles of Consolidation

The Company consolidates the assets, liabilities, and operating results of its wholly-owned subsidiaries, majority-owned subsidiaries, and subsidiaries in which we hold a controlling financial interest as of the financial statement date. In most cases, a controlling financial interest reflects ownership of a majority of the voting interests. We consolidate a variable interest entity (VIE) when we possess both the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE.

All intercompany accounts and transactions have been eliminated in consolidation.

Non-controlling interests in the Company’s subsidiaries are reported as a component of equity, separate from the parent company’s equity or outside of permanent equity for non-controlling interests that are contingently redeemable. See Note 14 - Non-Controlling Interests and Redeemable Preferred Stock of Subsidiaries. Results of operations attributable to the non-controlling interests are included in the Company’s consolidated statements of operations.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of cash and highly liquid investments with original maturities of 90 days or less at the date of purchase. Cash equivalents consist primarily of exchange-traded money market funds and the U.S. treasury bills. The Company is exposed to credit risk in the event of default by the financial institutions or the issuers of these investments to the extent the amounts on deposit or invested are in excess of amounts that are insured.

The Company’s restricted cash consists of escrow accounts funded in connection with the sale of real estate assets. The escrows were part of the Company's performance obligation to the seller for construction completion.

Investments in Marketable Securities

Investments in Marketable Securities

Investments in marketable securities consist of debt securities, such as the U.S. treasury bills with original maturity exceeding 90 days. The Company classifies investments in debt securities as either trading, held-to-maturity, or available-for-sale. Securities are classified as trading if they are purchased and held principally for the purpose of selling in the near term and as held-to-maturity when the Company has both the positive intent and ability to hold the security to maturity. Investments in debt securities not classified as either trading or held-to-maturity are classified as available-for-sale securities. Trading securities are measured at fair value with unrealized gains and losses reported within net realized and unrealized gain (loss) on investments. Held-to-maturity securities are measured at amortized cost with realized gains and losses reported within net realized and unrealized gain (loss) on investments. Available-for-sale securities are measured at fair value with unrealized gains and losses reported in accumulated other comprehensive income (loss).

As of June 30, 2025, GEG had no investments in marketable securities. As of June 30, 2024, all investments in marketable securities were classified as held-to-maturity and had original maturities (at the time of purchase) of six months. As of June 30, 2024, the amortized cost basis for these securities approximated their fair value.

Investments, at Fair Value

Investments, at Fair Value

Investments, at fair value, consist of equity and equity-related securities carried at fair value, as well as investments in private funds measured using the net asset value (NAV) as reported by each fund’s investment manager. The private funds calculate NAV in a manner consistent with the measurement principles of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies, as of the valuation date. Changes in the fair value and NAV are recorded within net realized and unrealized gain (loss) on investments. Dividends received are recorded within dividends and interest income on the consolidated statements of operations.

Real Estate Assets, net

Real Estate Assets, net

Real estate assets are classified as follows: (i) real estate assets (current), which includes real estate development projects that are finished or in the process of being developed and expected to be completed and disposed of within one year of the balance sheet date; (ii) real estate assets (non-current), which includes real estate development projects that are finished or in the process of being developed and expected to be completed and disposed of more than one year from the balance sheet date; and (iii) real estate held for sale, which includes land and completed improvements thereon that meet all of the “held for sale” criteria. As of June 30, 2025 and 2024, there are no real estate assets which are non-current in nature.

Real estate under development is carried at cost less impairment, if applicable. We capitalize costs that are directly identifiable with the specific real estate projects, including pre-acquisition and pre-construction costs, development and construction costs, taxes, and insurance. We do not capitalize any general and administrative or overhead costs, regardless of whether the costs are internal or paid to third parties. Capitalization begins when the activities related to development have begun and ceases when activities are substantially complete and the asset is available for occupancy.

Real estate held for sale is recorded at the lower of cost or fair value less cost to sell. If an asset’s fair value less cost to sell, based on discounted future cash flows, management estimates or market comparisons, is less than its carrying amount, an allowance is recorded against the asset.
Goodwill and Identifiable Intangible Assets

Goodwill and Identifiable Intangible Assets

Goodwill represents the excess of fair value over identifiable tangible and intangible net assets acquired in business combinations. Goodwill is not amortized for US GAAP purposes. Instead goodwill is reviewed for impairment at least annually, or on an interim basis between annual tests when events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. We perform our annual impairment test on the first day of the fiscal fourth quarter, or as required when impairment triggering events are identified.

The Company's identifiable intangible assets consist of investment management agreements, assembled workforce, customer-related intangibles and licenses. These intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. Amounts assigned to identifiable intangible assets, and their related useful lives, are derived from established valuation techniques and management estimates.

The Company’s definite-lived intangible assets are amortized over their estimated useful lives based upon the pattern of future cash flows attributable to the asset or using the straight-line method as determined for each asset. The Company amortizes its definite-lived intangible assets over periods ranging from ten to fifteen years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets include real estate assets, property and equipment, definite-lived intangible assets, and lease right-of-use assets. The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate that their carrying value may not be recoverable based on undiscounted cash flows. Impairment losses are recorded when undiscounted cash flows estimated to be generated by an asset are less than the asset’s carrying amount. The amount of the impairment loss, if any, is calculated as the excess of the asset’s carrying value over its fair value, which is determined using a discounted cash flow analysis, management estimates or market comparisons.

Leases

Leases

We determine if an arrangement contains a lease at the inception of a contract considering all relevant facts and circumstances, which normally does not require significant judgment. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date of the lease based on the present value of the remaining future minimum lease payments. As the interest rate implicit in our leases is generally not readily determinable, we utilize the incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and are reduced by lease incentives.

Certain of the Company’s office leases contain options that permit extensions for additional periods. If we are not reasonably certain to exercise the option to extend at lease commencement, the respective extension period is not included within the lease term and the associated payments are not included in the measurement of the right-of-use asset and lease liability. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet, and lease expense is recognized on a straight-line basis over the term of the short-term lease.

The Company’s office leases typically require reimbursements to the lessor for real estate taxes, common area maintenance and other operating costs, which are expensed as incurred as variable lease costs. The Company accounts for lease and nonlease components as a single lease component.

See Note 10 - Lessee Operating Leases for additional information about the Company’s leases.

Investment Management Expenses

Investment Management Expenses

The Company classifies all direct expenses incurred under its investment management agreements, such as payroll, stock-based compensation, and related taxes and benefits; facilities costs; and consulting fees in investment management expenses in the consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation

We issue equity awards to eligible employees and directors, generally in the form of stock options, restricted stock awards and restricted stock units. The compensation cost for all equity awards is measured at their grant-date fair value. For the awards that do not contain performance or market conditions, the related compensation expense is recognized on a straight-line basis over the employee’s requisite service period, which is generally the vesting period, or the non-employee’s vesting period. For the awards that contain both performance and service conditions, the Company recognizes compensation expense over the requisite service period using the accelerated vesting attribution method when achievement of the performance condition is probable. For the awards that contain both market and service conditions, the Company recognizes compensation expense over the requisite service period using the accelerated vesting attribution method.

The grant-date fair value of stock options that do not contain market conditions is estimated using the Black-Scholes-Merton option pricing model, which requires management to make the following assumptions:

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Risk-free interest rate is based on the U.S. Treasury instruments, the terms of which are consistent with the expected term of the Company’s stock options.
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Expected dividend is based on the Company’s history and expectation of dividend payouts.
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Expected term represents the number of years the options are expected to be outstanding from grant date based on historical option exercise experience.
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Expected volatility is estimated based on the historical volatility of the Company’s stock price over a period equal to the expected life of each option grant.

The Company estimates the grant-date fair value and requisite service period of stock options with market conditions using a combination of the Monte Carlo simulation and Black-Scholes-Merton option pricing models, applying the assumptions discussed above. The Company measures the grant-date fair value of restricted stock awards and restricted stock units using the Company’s stock price on the date of grant.

The Company accounts for forfeitures when they occur. The stock-based compensation expense is classified in the consolidated statements of operations in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary, in order to reduce deferred tax assets to the amounts more likely than not to be recovered.

The Company has established a valuation allowance for its deferred tax assets that are not recoverable from taxable temporary differences because the Company is unable to conclude that future utilization of a portion of its net operating loss carryforwards and other deferred tax assets is more likely than not.

The calculation of the Company’s tax positions involves dealing with uncertainties in the application of complex tax regulations for federal and several different state tax jurisdictions. The Company is periodically reviewed by tax authorities regarding the amount of taxes due. These reviews include inquiries regarding the timing and amount of deductions and the allocation of income among various tax jurisdictions. GAAP provides guidance on the accounting for and disclosure of uncertainty in tax positions and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In making these assessments, the Company determines the accounting recognition based on the technical merits of the position and consults with external tax experts as appropriate. The Company does not recognize income tax benefits for positions that it takes on its income tax returns that do not meet the more likely than not standard on its technical merits.

Business Combinations

Business Combinations

Business combinations are accounted for at fair value. Acquisition costs are expensed as incurred and recorded in investment management expenses. Measurement period adjustments are made in the period in which the amounts are determined and the current period income effect of such adjustments will be calculated as if the adjustments had been completed as of the acquisition date. All changes that do not qualify as measurement period adjustments are also included in current period earnings. The accounting for business combinations requires estimates and judgment as to expectations for future cash flows of the acquired business, and the allocation of those cash flows to identifiable intangible assets, in determining the estimated fair value for assets acquired and liabilities assumed. The fair values assigned to tangible and intangible assets acquired and liabilities assumed, including contingent consideration if applicable, are based on management’s estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. If the actual results differ from the estimates and judgments used in these estimates, the amounts recorded in the financial statements could result in a possible impairment of the intangible assets and goodwill, require acceleration of the amortization expense of finite-lived intangible assets, or the recognition of additional consideration which would be expensed.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The following table presents the calculation of basic and diluted net income (loss) per share:

	For the twelve months ended June 30,
(in thousands except per share amounts)	2025	2024
Numerator:
Net (loss) income from continuing operations	$15,550	$(942)
Less: net income attributable to non-controlling interest, continuing operations	2,659	462
Numerator for basic EPS - Net (loss) income from continuing operations attributable to Great Elm Group, Inc.	$12,891	$(1,404)

Net income from discontinued operations	-	16
Numerator for basic EPS - Net income from discontinued operations, attributable to Great Elm Group, Inc.	$-	$16
Effect of dilutive securities:
Interest expense associated with Convertible Notes, continuing operations	$1,926	$-
Numerator for diluted EPS - Net (loss) income from continuing operations attributable to Great Elm Group, Inc., after the effect of dilutive securities	$14,817	$(1,404)
Numerator for diluted EPS - Net income from discontinued operations, attributable to Great Elm Group, Inc.	$-	$16
Denominator:
Denominator for basic EPS - Weighted average shares of common stock outstanding	27,642	29,962
Effect of dilutive securities:
Restricted stock	1,077	-
Convertible Notes	10,098	-
Denominator for diluted EPS - Weighted average shares of common stock outstanding after the effect of dilutive securities	38,817	29,962
Net (loss) income attributable to shareholders per share(1)
Basic	$0.47	$(0.05)
Diluted	0.38	(0.05)

(1) Per share amounts from discontinued operations round to less than $0.01.

As of June 30, 2025, the Company had 3,005,747 potential shares of common stock issuable upon the exercise of stock options that are not included in the diluted net income (loss) per share calculation because to do so would be anti-dilutive for the twelve months ended June 30, 2025. As of June 30, 2024, the Company had 3,264,424 potential shares of common stock issuable upon the exercise of stock options that are not included in the diluted net income (loss) per share calculation for the twelve months ended June 30, 2024 because to do so would be anti-dilutive.

As of June 30, 2024, the Company had an aggregate of 1,425,245 issued shares that are not considered outstanding for accounting purposes since they are unvested and subject to forfeiture by the employees at a nominal price if service milestones are not met.

Concentration of Risk

Concentration of Risk

The Company’s revenues from continuing operations and related receivables are primarily attributable to the management of Great Elm Capital Corp. (GECC) and Monomoy UpREIT, LLC (Monomoy UpREIT) investment vehicles. See Note 5 - Related Party Transactions.

Recently Adopted and Issued Accounting Standards

Recently Adopted Accounting Standards

Segment Reporting Disclosures. In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The standard expands reportable segment disclosure requirements for public business entities primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit (referred to as the “significant expense principle”). The Company has adopted this standard for our fiscal year 2025 annual financial statements and interim financial statements thereafter and have applied this standard retrospectively for all prior periods presented in the financial statements. See Note 7 - Segment Reporting for further information.

Recently Issued Accounting Standards

Income Taxes. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid disaggregated by jurisdiction. The amendments in this ASU are effective for fiscal years beginning after December 15, 2024, and early adoption and retrospective application are permitted. The Company is evaluating the potential impact that the adoption of this ASU will have on its consolidated financial statements.

Income Statement. In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to expand the disclosure requirements for certain costs and expenses. In January 2025, FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date of ASU 2024-03 as periods beginning after December 15, 2026 for annual reporting, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact that the adoption of these ASUs will have on its consolidated financial statements.

Debt. In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20, Debt - Debt with Conversion and Other Options. The amendments in this ASU are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of the annual reporting period for all entities that have adopted the amendments in Update 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The Company is evaluating the potential impact that the adoption of this ASU will have on its consolidated financial statements.